Basic and diluted earnings (loss) per share (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net income (loss) attributable to Vale's stockholders:
Loss from discontinued operations attributable to Vale's stockholders			$ (92)
Net income (loss) attributable to Vale's stockholders	$ 4,881	$ (1,683)	$ 6,860
Thousands of shares
Weighted average number of shares outstanding - common shares	5,129,585	5,127,950	5,178,024
Common share
Basic and diluted earnings (loss) per share from continuing operations:
Common share (US$)	$ 0.95	$ (0.33)	$ 1.34
Basic and diluted loss per share from discontinued operations:
Common share (US$)			(0.02)
Basic and diluted earnings (loss) per share:
Common share (US$)	$ 0.95	$ (0.33)	$ 1.32